Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Registrant Name	dei_EntityRegistrantName	Harbor Funds
CIK	dei_EntityCentralIndexKey	0000793769
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 01, 2019
Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2019
Prospectus Date	rr_ProspectusDate	Dec. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Harbor Mid Cap Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCRX
Harbor Mid Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCLX
Harbor Mid Cap Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCDX
Harbor Mid Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCNX